Dividends	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Dividends
3 4 .	DIVIDENDS

Record date	Payment date	Total Dividends on Common Stock

June 27, 2022	July 15, 2022	$9.4

August 31, 2022	September 30, 2022	7.1

November 30, 2022	December 30, 2022	7.1

February 28, 2023	March 31, 2023	7.1

		$30.7

During the year ended March 31, 2023, the Company paid ordinary dividends to common shareholders on a quarterly basis at US
$0.05
per common share in the aggregate amount of
$30.7

million (March 31, 2022 -
$9.3
million), recorded as a distribution through retained earnings.